PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and gas properties
Oil and gas properties, cost	$ 14,773,082	$ 13,622,266
Oil and gas properties, accumulated depletion, depreciation, and impairment	(13,479,141)	(12,732,299)
Oil and natural gas properties, net book value	1,293,941	889,967
Other capital assets
Other capital assets, cost	115,510	107,582
Other capital assets, accumulated depletion, depreciation, and impairment	(102,380)	(97,518)
Other capital assets, net book value	13,130	10,064
Property, plant and equipment
Total PP&E, cost	14,888,592	13,729,848
Total PP&E, accumulated depletion, depreciation, and impairment	(13,581,521)	(12,829,817)
Property, plant and equipment	$ 1,307,071	$ 900,031	$ 738,430